Report Of The Directors Financial Review Risk Report - Distribution of financial instruments by credit quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 306,141	£ 269,213
Off-balance sheet commitments	25,736	18,574
Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101	107
Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	25,761	18,592
Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101	107
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(25)	(18)
Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,861	3,248
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	492,696	492,468
Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,217)	(1,370)
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,068	15,881
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,213	1,456
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,213	1,456
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Performance and other guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	19,523	17,118
Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	19,548	17,136
Performance and other guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(25)	(18)
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,491	72,614
Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76,579	73,717
Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,088)	(1,103)
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,371	17,109
Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,372	17,152
Loans and advances to banks at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(43)
Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,861	3,248
Debt instruments measured at FVOCI | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,138	2,218
Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37,427	29,248
Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(24)
Debt instruments measured at FVOCI | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,131	1,975
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,676	41,548
Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,676	41,548
Trading assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	273,728	269,815
Other financial assets measured at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(70)	(137)
Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,945	2,946
Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,945	2,946
Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	174,116	225,238
Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	174,116	225,238
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,031	6,013
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(108)	(55)
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,768	55,004
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(825)	(937)
– financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,780	12,700
– financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(155)	(111)
Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	12,851	10,959
Strong | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101	107
Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,269	1,168
Strong | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,582	9,791
Strong | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,923	26,961
Strong | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,439	1,945
Strong | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	155,106	199,167
Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,448	3,766
Good | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,091	183
Good | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,357	3,583
Good | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,555	4,323
Good | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	965	331
Good | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,499	21,128
Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,723	3,164
Satisfactory | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	806	90
Satisfactory | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,917	3,074
Satisfactory | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,378	9,966
Satisfactory | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,536	669
Satisfactory | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,457	4,886
Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	526	613
Sub- standard | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	42	14
Sub- standard | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	484	599
Sub- standard | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	820	298
Sub- standard | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	1
Sub- standard | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	29
Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	213	90
Sub-standard1 | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	631,931	660,666
Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	633,113	661,973
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,182)	(1,307)
Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	526,923	552,913
Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,376	58,920
Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37,742	42,612
Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 4,540	£ 4,885
Portfolio concentration risk | Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	100.00%	100.00%
Portfolio concentration risk | Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	83.00%	84.00%
Portfolio concentration risk | Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	10.00%	9.00%
Portfolio concentration risk | Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	6.00%	6.00%
Portfolio concentration risk | Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	1.00%	1.00%
Credit impaired | Credit impaired | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5	1
Credit impaired | Credit impaired | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	208	89
Credit impaired | Credit impaired | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Credit impaired | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Credit impaired | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	28
Credit impaired | Financial assets excluding equity securities | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 2,532	£ 2,643
Credit impaired | Portfolio concentration risk | Financial assets excluding equity securities | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	0.00%	0.00%
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	£ 127,959	£ 131,697
IFRS 9 | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,732	23,072
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	364,679	360,684
Off-balance sheet commitments	128,017	131,784
IFRS 9 | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,796	23,205
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,159)	(1,283)
Off-balance sheet commitments	(58)	(87)
IFRS 9 | Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(64)	(133)
IFRS 9 | Financial assets at amortised cost | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,796	23,205
IFRS 9 | Financial assets at amortised cost | Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(64)	(133)
IFRS 9 | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,573	31,426
IFRS 9 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,596	31,450
IFRS 9 | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(24)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	125,574	126,390
IFRS 9 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	125,616	126,457
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(42)	(67)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,385	5,307
IFRS 9 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,401	5,327
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(16)	(20)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76,579	73,717
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,088)	(1,103)
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,491	72,614
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76,579	73,717
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,088)	(1,103)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,372	17,152
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(43)
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,371	17,109
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,372	17,152
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(43)
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,618	131,433
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,618	131,434
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(1)
IFRS 9 | – items in the course of collection from other banks | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,114	2,285
IFRS 9 | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,114	2,285
IFRS 9 | – items in the course of collection from other banks | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – reverse repurchase agreements-non trading | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,704	33,684
IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73,494	53,949
IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73,494	53,949
IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial investments | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,861	3,248
IFRS 9 | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,861	3,248
IFRS 9 | Financial investments | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56,839	55,691
IFRS 9 | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56,845	55,694
IFRS 9 | Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(3)
IFRS 9 | – endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	250	243
IFRS 9 | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	250	243
IFRS 9 | – endorsements and acceptances | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56,589	55,448
IFRS 9 | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56,595	55,451
IFRS 9 | – accrued income and other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(3)
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,573	31,426
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,596	31,450
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(24)
IFRS 9 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		269,815
IFRS 9 | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(137)
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	273,658	269,678
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	273,728	269,815
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(70)	(137)
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,923	5,958
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,031	6,013
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(108)	(55)
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49,943	54,067
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,768	55,004
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(825)	(937)
IFRS 9 | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,625	12,589
IFRS 9 | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,780	12,700
IFRS 9 | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(155)	(111)
IFRS 9 | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	85,177	85,725
IFRS 9 | Strong | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,461	19,419
IFRS 9 | Strong | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,513	28,248
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	83,907	82,801
IFRS 9 | Strong | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,270	2,924
IFRS 9 | Strong | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32,567	27,997
IFRS 9 | Strong | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,247	14,637
IFRS 9 | Strong | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,570	131,379
IFRS 9 | Strong | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,109	2,281
IFRS 9 | Strong | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	57,144	43,777
IFRS 9 | Strong | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,840	3,028
IFRS 9 | Strong | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,903	53,967
IFRS 9 | Strong | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	224	208
IFRS 9 | Strong | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,679	53,759
IFRS 9 | Strong | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,513	28,248
IFRS 9 | Strong | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	253,027	253,851
IFRS 9 | Strong | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,702	2,019
IFRS 9 | Strong | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,044	19,352
IFRS 9 | Strong | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,821	6,626
IFRS 9 | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,568	24,749
IFRS 9 | Good | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,232	1,598
IFRS 9 | Good | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,241	2,471
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,038	23,578
IFRS 9 | Good | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	530	1,171
IFRS 9 | Good | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,634	19,618
IFRS 9 | Good | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	415	790
IFRS 9 | Good | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	0
IFRS 9 | Good | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,183	7,953
IFRS 9 | Good | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	647	708
IFRS 9 | Good | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6	4
IFRS 9 | Good | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	641	704
IFRS 9 | Good | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,241	2,471
IFRS 9 | Good | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,067	10,259
IFRS 9 | Good | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,612	2,928
IFRS 9 | Good | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,815	13,393
IFRS 9 | Good | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,207	3,297
IFRS 9 | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	13,515	18,518
IFRS 9 | Satisfactory | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	852	1,773
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	760	626
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	13,012	17,523
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	503	995
IFRS 9 | Satisfactory | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,627	19,612
IFRS 9 | Satisfactory | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	710	1,634
IFRS 9 | Satisfactory | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48	55
IFRS 9 | Satisfactory | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	4
IFRS 9 | Satisfactory | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,128	2,219
IFRS 9 | Satisfactory | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21	220
IFRS 9 | Satisfactory | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,225	948
IFRS 9 | Satisfactory | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20	25
IFRS 9 | Satisfactory | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,205	923
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	760	626
IFRS 9 | Satisfactory | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,274	5,219
IFRS 9 | Satisfactory | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,388	858
IFRS 9 | Satisfactory | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,876	16,496
IFRS 9 | Satisfactory | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,363	2,258
IFRS 9 | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,508	2,545
IFRS 9 | Sub- standard | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	95
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	105
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,482	2,392
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	26	153
IFRS 9 | Sub- standard | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,409	4,263
IFRS 9 | Sub- standard | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	26
IFRS 9 | Sub- standard | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39	0
IFRS 9 | Sub- standard | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44	39
IFRS 9 | Sub- standard | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44	39
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	105
IFRS 9 | Sub- standard | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	178	163
IFRS 9 | Sub- standard | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	115	103
IFRS 9 | Sub- standard | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,228	3,910
IFRS 9 | Sub- standard | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66	250
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	177	163
IFRS 9 | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,342	2,227
IFRS 9 | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	65
IFRS 9 | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182	323
IFRS 9 | Sub-standard1 | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		124
IFRS 9 | Credit impaired | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	249	247
IFRS 9 | Credit impaired | Credit impaired | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	156	291
IFRS 9 | Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	177	163
IFRS 9 | Credit impaired | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	72	84
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,342	2,227
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	65
IFRS 9 | Credit impaired | Credit impaired | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – items in the course of collection from other banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – reverse repurchase agreements-non trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	32
IFRS 9 | Credit impaired | Credit impaired | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	6
IFRS 9 | Credit impaired | Credit impaired | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	26
IFRS 9 | Credit impaired | Credit impaired | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	214	105
IFRS 9 | Credit impaired | Credit impaired | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,805	1,853
IFRS 9 | Credit impaired | Credit impaired | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 323	£ 269